Stockholders' Equity (Details 1)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Expected dividend yield	0.00%	0.00%
Expected volatility Minmum	130.00%	144.00%
Expected volatility Maximum	133.00%	148.00%
Minimum [Member]
Risk-free interest rate	0.67%	0.87%
Expected life (in years)	5 years	5 years
Maximum [Member]
Risk-free interest rate	1.08%	1.95%
Expected life (in years)	6 years	6 years